Stockholders’ Equity (Deficit) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 13, 2024	Aug. 24, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized (in Shares)			5,000,000		5,000,000
Private placements			On March 16, 2026, the Board of Directors approved a private placement offering of up to $1,000,000 in restricted shares of the Company’s common stock at a price below market value, to remain open until the Company achieves a listing on the Nasdaq Stock Market. During the three months ended March 31, 2026, the Company issued 100,000 shares of common stock at $2.00 per share for aggregate proceeds of $200,000 under this offering. No shares were issued under a private placement during the three months ended March 31, 2025			In June 2025, the Company commenced an additional private placement offering for up to 2,000,000 shares of the Company’s common stock at a price of $1.00 - $1.49 per share, or an aggregate of $2,000,000. The aggregate offering amount may be increased by the Company in the future. During the year ended December 31, 2025, the Company issued 1,494,700 shares of common stock for total proceeds of $1,834,970 under this offering
Employee options			During the three months ended March 31, 2026, the Company granted options to purchase an aggregate of 200,000 shares of common stock to two independent members of the Board of Directors pursuant to a Board resolution dated January 3, 2026. The options have an exercise price of $3.99 per share, representing the closing market price on the grant date, vest over 24 months at a rate of 4,166 shares per month commencing the first full month following the grant date, and are exercisable for five years from the grant date. The grant-date fair value of each award was estimated using the Black-Scholes option pricing model with the following assumptions: stock price and exercise price of $3.99; expected term of 5 years; annualized volatility of 113.18%; risk-free rate of 3.74%; and no dividend yield. The per-option grant-date fair value was $3.24, resulting in aggregate grant-date fair value of $649 for both awards combined. No options were granted during the three months ended March 31, 2025.
Stock based compensation expense						$ 1,165,151,000
Unrecognized compensation expense from stock options			$ 742,000		$ 367,500
Common and preferred stock issued for cash and acquisition Share (in Shares)		1,000,000
Related party transaction amount		$ 100
Related party transaction par value (in Dollars per share)		$ 0.0001
Related-party demand advances		$ 675,700
Preferred stock, shares outstanding (in Shares)
Restated share transfer agreement					On June 2, 2025, the Company executed a Restated Share Transfer Agreement with Intrepid View Partners, LP, under which Spectral acquired 1,698,890 common shares of a global autonomous vehicle company (the “WAV Company”) for an aggregate purchase price of $16,988,900, which will be paid via the issuance of 1,698,890 restricted shares of Spectral’s common stock.
Common stock issued pursuant to private placement, Value					$ 1,834,970
Sale of common stock						$ 150,040
Issuance of common stock pursuant to business combination					12,880,000
Company no longer owes compensation					675,500
Consideration paid in Consulting Agreement					307,500
Consideration paid in Marketing Services Agreement					4,420,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures (in Shares)			200,000			6,810,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate						203.49%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate						3.50%
Grant date fair value						$ 3,345,600
Selling, general and administrative expense					$ 1,077,319	$ 1,165,151
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period (in Shares)					3,163,125
Unrecognized compensation expense					$ 930,000
Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Stock based compensation expense
Common and preferred stock issued for cash and acquisition Share (in Shares)						1,000,000
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Stock based compensation expense						$ 200,000
Common and preferred stock issued for cash and acquisition Share (in Shares)						5,050,000
Common stock issued pursuant to business combination, Shares (in Shares)					8,000,000
Settlement of advances					During the year ended December 31, 2024, the Company issued 3,563,043 shares of common stock in satisfaction of $81,950 in advances. On the date of the agreement, the fair market value of the common stock per the Company’s closing stock price was $347,040 resulting in an extinguishment of debt of $265,090
NNN [Member]
Stockholders’ Equity (Deficit) [Line Items]
Proceeds from issuance of common stock						$ 1,010,000
NNN [Member] | Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)	1,000,000				1,000,000	1,000,000
NNN [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)						5,050,000
Scandere OU [Member]
Stockholders’ Equity (Deficit) [Line Items]
Sale of common stock					$ 194,800
Scandere OU [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Sale of common stock (in Shares)					2,000,000
Equity Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Stock based compensation expense			$ 275,000	$ 416,000
Private Placement June 2024 [Member]
Stockholders’ Equity (Deficit) [Line Items]
Proceeds from issuance of common stock						$ 1,010,000
Minimum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued, price per share (in Dollars per share)						$ 0.43
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in Dollars per share)						$ 0.5
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term						6 years
Maximum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued, price per share (in Dollars per share)						$ 0.61
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in Dollars per share)						$ 0.72
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term						7 years
Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized (in Shares)			2,000,000		2,000,000
Preferred stock, shares outstanding (in Shares)			0		0	1,000,000